Average Annual Total Returns - USCF Sustainable Battery Metals Strategy Fund		12 Months Ended	24 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	24.68%
Bloomberg Commodity Index Total Return
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.38%	0.31%
S&P GSCI Electric Vehicle Metals TR Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	(11.52%)	(21.00%)
USCF Sustainable Battery Metals Strategy Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent		1.86%	(18.71%)
USCF Sustainable Battery Metals Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.67%	(19.66%)
USCF Sustainable Battery Metals Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.01%	(14.16%)

[1]	Reflects no deductions for fees, expenses or taxes.
[2]	This benchmark replaces the prior benchmark, Bloomberg Electrification Metals TR Index℠, which was discontinued by the index provider.